Warrant Liabilities (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares
Warrant Liabilities (Details) [Line Items]
Share price trigger used to measure dilution of warrant	$ 9.2
Public warrant price per share	$ 11.5
Exercise price percentage	115.00%
Public Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding | shares	13,800,000
Public warrants expire term	5 years
Public warrant price per share	$ 0.01
Private Placement Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding | shares		5,640,000
Class A Common Stock [Member]
Warrant Liabilities (Details) [Line Items]
Exceeds per share	18
Public Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding | shares		13,800,000	13,800,000
Public warrants expire term		5 years
Price per warrant		$ 0.01
Exceeds per share		18
Share price trigger used to measure dilution of warrant		$ 9.2
Exercise warrants price, percentage		115
Public warrant price per share	11.5	$ 11.5
Private Placement Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants outstanding | shares		5,640,000	5,640,000
Public warrant price per share	$ 1	$ 11.5